Equity - Narrative (Details)		12 Months Ended
	Nov. 13, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares plan	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Price per share (usd per share) | $ / shares	$ 3.5464
Gross proceeds from offering | $	$ 183,816,000
Warrants exercised (in shares)			747,563
Net proceeds on issuance of share capital from warrant exercises | $		$ 0	$ 1,434,000
Warrant outstanding (in shares)			0	785,063
Options exercised (in shares)		2,234,997	945,022
Proceeds from exercise of options | $		$ 4,624,000	$ 1,628,000
Options granted (in shares)		1,317,521	1,675,640
Weighted average fair value, share options granted (usd per share) | $		$ 1.40	$ 1.70
Options outstanding (in shares)		4,116,149	5,133,461	4,828,173
Shares to be issued (in shares)		13,700,924	12,051,923
Compensation expense | $		$ 3,561,000	$ 2,902,000
Share-based compensation (note 19) | $		$ 3,561,000	$ 3,282,000
Private Placement - Weichai Power
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	46,131,712
Gross proceeds from offering | $	$ 163,602,000
Private Placement - Broad-Ocean
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	5,699,947
Gross proceeds from offering | $	$ 20,214,000
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)		2,234,997	945,022
Proceeds from exercise of options | $		$ 4,624,000	$ 1,628,000
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised (in shares)		0	747,563
Net proceeds on issuance of share capital from warrant exercises | $		$ 0	$ 1,434,000
Warrant outstanding (in shares)		0	0
Stock Option
Disclosure of classes of share capital [line items]
Award term		7 years
Award vesting percentage		33.33333%
Award vesting period		3 years
Compensation expense | $		$ 1,926,000	$ 1,676,000
DSUs
Disclosure of classes of share capital [line items]
Number of common shares each unit is redeemable for (in shares)		1
Compensation expense | $		$ 281,000	$ 307,000
Number of shares granted (in shares)		64,165	91,361
Number of shares granted, expensed in prior year (in shares)				88,108
Adjustment to net income | $			$ 45,000
Current year grants expensed in prior year | $				$ 380,000
Exercised (in shares)		0	297,600
Share-based compensation (note 19) | $		$ 0	$ 436,000
Common shares issued (in shares)		0	154,752
Outstanding (in shares)		811,378	747,213	865,344
Granted (in shares)		64,165	179,469
RSUs
Disclosure of classes of share capital [line items]
Options exercised (in shares)		387,686	149,980
Number of common shares each unit is redeemable for (in shares)		1
Compensation expense | $		$ 1,354,000	$ 964,000
Exercised (in shares)		730,536	290,820
Share-based compensation (note 19) | $		$ 1,034,000	$ 464,000
Outstanding (in shares)		1,305,265	1,778,192	1,674,637
Number of plans | plan		2
Granted (in shares)		449,625	379,257